Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders Equity
Schedule of shares

The Company’s shares are held as follows:

	December 31, 2021			December 31, 2020
	Common Shares	Preferred Shares	Total	Common Shares	Preferred Shares	Total
Volluto (2)	-	-	-	100.00%	-	23.00%
MOBI (1) (2)	100.00%	32.81%	46.69%	-	37.57%	28.93%
AirFrance - KLM	-	1.35%	1.07%	-	1.55%	1.19%
Path Brazil (2)	-	3.45%	2.74%	-	-	-
Others	-	1.54%	1.22%	-	1.91%	1.47%
Market	-	60.85%	48.28%	-	58.97%	45.41%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
(1)	In the context of the exchangeable senior notes, in 2019 MOBI lent up to 14,000,000 ADSs to Bank of America Corporation, which operates the ADS lending facility, in order to facilitate privately negotiated derivatives transactions or other hedging activities related to the exchangeable senior notes. The ADSs will be returned to MOBI upon maturity of the exchangeable senior notes or upon termination of the ADS lending agreement that it entered into.
(2)	It refers to legal entities controlled by the controlling shareholders (Constantino family). In the fiscal year ended December 31, 2021, Fundo Volluto transferred its common shares to MOBI.